Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues
Product sales	$ 3,543	$ 945	$ 757
Less: Sales returns		(184)
License fees		750
Commercial collaborations	364	1,410	2,007
Contracts and grants	3,923	1,450	2,962
Total revenues	7,830	4,371	5,726
Cost of goods sold
Product	2,663	954	183
Commercial collaborations	194	781	2,449
Contracts and grants	2,534	1,120	1,978
Warranty and inventory reserves	409	198	(2,865)
Total cost of goods sold	5,800	3,053	1,745
Gross profit	2,030	1,318	3,981
Operating expenses
Research and development	8,212	9,389	12,993
Sales and marketing	4,051	2,894	2,969
General and administrative	7,552	7,796	9,837
Depreciation and amortization	1,896	2,035	2,076
Notes receivable extinguishment			1,722
Settlement and release			3,605
Loss on disposal of assets	770
Total operating expenses	22,481	22,114	33,202
Loss from operations	(20,451)	(20,796)	(29,221)
Other income (expense)
Interest expense	(19)	(107)	(97)
Interest income	101	188	982
Realized (loss)/gain on investment	(2,045)	851	(89)
Loss on foreign exchange	(1)	(2)	(10)
Total other (expense) income, net	(1,964)	930	786
Loss from continuing operations	(22,415)	(19,866)	(28,435)
Gain/(loss) from discontinued operations	124	(2,065)	(905)
Net loss	(22,291)	(21,931)	(29,340)
Less: Net loss attributable to non-controlling interest	5	619	272
Net loss attributable to Altair Nanotechnologies Inc.	(22,286)	(21,312)	(29,068)
Net loss attributable to Altair Nanotechnologies Inc. shareholders:
Loss from continuing operations	(22,415)	(19,866)	(28,435)
Gain/(loss) from discontinued operations	129	(1,446)	(633)
Net loss	$ (22,286)	$ (21,312)	$ (29,068)
Basic and diluted:
Loss from continuing operations (in Dollars per share)	$ (0.84)	$ (0.79)	$ (1.32)
Gain/(loss) from discontinued operations (in Dollars per share)		$ (0.06)	$ (0.03)
Loss per common share - Basic and diluted (in Dollars per share)	$ (0.84)	$ (0.85)	$ (1.35)
Weighted average shares - basic and diluted (in Shares)	26,550,288	25,044,432	21,475,928